Santander Group - Off-shore entities (Details) € in Millions			12 Months Ended
	Jan. 23, 2018 country	Dec. 05, 2017 country company item	Dec. 31, 2017 EUR (€) employee subsidiary company item	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 EUR (€) employee
Disclosure of detailed information about business combination [line items]
Profit (loss) | €			€ 8,207.0	€ 7,486.0	€ 7,334.0
Number of employees | employee			202,251	188,492	193,863
Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary			3
Number of subsidiaries in process of liquidation | item			1
Number of branches | item			4
Number of employees | employee			138
Number of subsidiaries domiciled in off-shore territories not considered to be off-shore entities | item			4
Number of jurisdictions that comply with OECD standards on transparency and exchange of information for fiscal purposes. | item			4
Number of countries blacklisted | country		17
Number of countries transferred from blacklist to gray list | country	8
Number of territories included in blacklist in which entity has no presence | item		9	9
Number of countries affected by hurricanes which received grace period | country		8
Number of subsidiaries in-process of closing | company		7
Number of subsidiaries in liquidation | company		1
Number of tax resident | company		1
Number of branches in-process of closing | item		1
Number of jurisdictions gray-listed | item		47	55
Number of jurisdictions in which entity has presence | item			4
Cayman Islands | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of branches | item			2
Jersey And Isle Of Man | Off-shore entities
Disclosure of detailed information about business combination [line items]
Profit (loss) | €			€ 2.7
Isle Of Man | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary			1
Number of subsidiaries that have been liquidated | subsidiary			1
Number of branches | item			1
Jersey | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary			2
Number of branches | item			1
HONG KONG
Disclosure of detailed information about business combination [line items]
Number of branches | company			1
Number of subsidiaries | company			2
PERU
Disclosure of detailed information about business combination [line items]
Number of subsidiaries in liquidation | company			1
Number of subsidiaries | company			5
SWITZERLAND
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | company			6
URUGUAY
Disclosure of detailed information about business combination [line items]
Number of subsidiaries in liquidation | company			7
Number of subsidiaries | company			13
PANAMA
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | company			1
United Kingdom | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary			4